NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Income from investments in securities	R$ (3,150,222)	R$ 8,862,367	R$ (1,371,589)
Derivative financial instruments	900,386	2,033,429	2,190,944
Total	R$ (2,249,836)	R$ 10,895,796	R$ 819,355